Consolidating Financial Statements (Unaudited)	12 Months Ended
Dec. 31, 2016
Consolidating Financial Statements of The Travelers Companies, Inc. and Subsidiaries (Unaudited) disclosure
Consolidating Financial Statements of The Travelers Companies, Inc. and Subsidiaries (Unaudited) disclosure [Text Block]

18.        CONSOLIDATING FINANCIAL STATEMENTS OF THE TRAVELERS COMPANIES, INC. AND SUBSIDIARIES

The following consolidating financial statements of the Company have been prepared pursuant to Rule 3-10 of Regulation S-X. These consolidating financial statements have been prepared from the Company’s financial information on the same basis of accounting as the consolidated financial statements. The Travelers Companies, Inc. (excluding its subsidiaries, TRV) has fully and unconditionally guaranteed certain debt obligations of Travelers Property Casualty Corp. (TPC), which totaled $700 million at December 31, 2016.

Prior to the merger of TPC and The St. Paul Companies, Inc. in 2004, TPC fully and unconditionally guaranteed the payment of all principal, premiums, if any, and interest on certain debt obligations of its wholly-owned subsidiary, Travelers Insurance Group Holdings, Inc. (TIGHI). Concurrent with the merger, TRV fully and unconditionally assumed such guarantee obligations of TPC. TPC is deemed to have no assets or operations independent of TIGHI. Consolidating financial information for TIGHI has not been presented herein because such financial information would be substantially the same as the financial information provided for TPC.

CONSOLIDATING STATEMENT OF INCOME (Unaudited)

For the year ended December 31, 2016

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Revenues
Premiums	$16,788	$7,746	$—	$—	$24,534
Net investment income	1,569	720	13	—	2,302
Fee income	458	—	—	—	458
Net realized investment gains (losses)(1)	30	39	(1)	—	68
Other revenues	248	36	—	(21)	263
Total revenues	19,093	8,541	12	(21)	27,625

Claims and expenses
Claims and claim adjustment expenses	10,232	4,838	—	—	15,070
Amortization of deferred acquisition costs	2,702	1,283	—	—	3,985
General and administrative expenses	2,928	1,242	5	(21)	4,154
Interest expense	48	—	315	—	363
Total claims and expenses	15,910	7,363	320	(21)	23,572

Income (loss) before income taxes	3,183	1,178	(308)	—	4,053
Income tax expense (benefit)	999	208	(168)	—	1,039
Net income of subsidiaries	—	—	3,154	(3,154)	—
Net income	$2,184	$970	$3,014	$(3,154)	$3,014

(1)     Total other-than-temporary impairments (OTTI) for the year ended December 31, 2016, and the amounts comprising total OTTI that were recognized in net realized investment gains (losses) and in other comprehensive income (OCI), were as follows:

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Total OTTI losses	$(19)	$(20)	$(1)	$—	$(40)

OTTI losses recognized in net realized investment gains (losses)	$(13)	$(15)	$(1)	$—	$(29)

OTTI losses recognized in OCI	$(6)	$(5)	$—	$—	$(11)

CONSOLIDATING STATEMENT OF INCOME (Unaudited)

For the year ended December 31, 2015

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Revenues
Premiums	$16,254	$7,620	$—	$—	$23,874
Net investment income	1,612	760	7	—	2,379
Fee income	460	—	—	—	460
Net realized investment gains (losses)(1)	13	(11)	1	—	3
Other revenues	78	21	—	—	99
Total revenues	18,417	8,390	8	—	26,815

Claims and expenses
Claims and claim adjustment expenses	9,208	4,515	—	—	13,723
Amortization of deferred acquisition costs	2,627	1,258	—	—	3,885
General and administrative expenses	2,853	1,225	16	—	4,094
Interest expense	48	—	325	—	373
Total claims and expenses	14,736	6,998	341	—	22,075

Income (loss) before income taxes	3,681	1,392	(333)	—	4,740
Income tax expense (benefit)	1,015	394	(108)	—	1,301
Net income of subsidiaries	—	—	3,664	(3,664)	—
Net income	$2,666	$998	$3,439	$(3,664)	$3,439

(1)     Total other-than-temporary impairments (OTTI) for the year ended December 31, 2015, and the amounts comprising total OTTI that were recognized in net realized investment gains (losses) and in other comprehensive income (OCI), were as follows:

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Total OTTI losses	$(19)	$(35)	$—	$—	$(54)

OTTI losses recognized in net realized investment gains (losses)	$(18)	$(34)	$—	$—	$(52)

OTTI losses recognized in OCI	$(1)	$(1)	$—	$—	$(2)

CONSOLIDATING STATEMENT OF INCOME (Unaudited)

For the year ended December 31, 2014

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Revenues
Premiums	$16,097	$7,616	$—	$—	$23,713
Net investment income	1,874	907	6	—	2,787
Fee income	448	2	—	—	450
Net realized investment gains(1)	12	64	3	—	79
Other revenues	125	20	—	—	145
Total revenues	18,556	8,609	9	—	27,174

Claims and expenses
Claims and claim adjustment expenses	9,274	4,596	—	—	13,870
Amortization of deferred acquisition costs	2,604	1,278	—	—	3,882
General and administrative expenses	2,755	1,194	15	—	3,964
Interest expense	48	—	321	—	369
Total claims and expenses	14,681	7,068	336	—	22,085

Income (loss) before income taxes	3,875	1,541	(327)	—	5,089
Income tax expense (benefit)	1,095	417	(115)	—	1,397
Net income of subsidiaries	—	—	3,904	(3,904)	—
Net income	$2,780	$1,124	$3,692	$(3,904)	$3,692

(1)     Total other-than-temporary impairments (OTTI) for the year ended December 31, 2014, and the amounts comprising total OTTI that were recognized in net realized investment gains and in other comprehensive income (OCI), were as follows:

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Total OTTI losses	$(16)	$(6)	$—	$—	$(22)

OTTI losses recognized in net realized investment gains	$(19)	$(7)	$—	$—	$(26)

OTTI gains recognized in OCI	$3	$1	$—	$—	$4

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (Unaudited)

For the year ended December 31, 2016

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Net income	$2,184	$970	$3,014	$(3,154)	$3,014

Other comprehensive income (loss):
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	(696)	(198)	11	—	(883)
Having credit losses recognized in the consolidated statement of income	11	10	—	—	21
Net changes in benefit plan assets and obligations	25	11	(20)	—	16
Net changes in unrealized foreign currency translation	73	(114)	—	—	(41)

Other comprehensive loss before income taxes and other comprehensive loss of subsidiaries	(587)	(291)	(9)	—	(887)
Income tax benefit	(222)	(66)	(1)	—	(289)

Other comprehensive loss, net of taxes, before other comprehensive loss of subsidiaries	(365)	(225)	(8)	—	(598)
Other comprehensive loss of subsidiaries	—	—	(590)	590	—
Other comprehensive loss	(365)	(225)	(598)	590	(598)
Comprehensive income	$1,819	$745	$2,416	$(2,564)	$2,416

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (Unaudited)

For the year ended December 31, 2015

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Net income	$2,666	$998	$3,439	$(3,664)	$3,439

Other comprehensive income (loss):
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	(610)	(407)	(3)	—	(1,020)
Having credit losses recognized in the consolidated statement of income	(12)	(2)	—	—	(14)
Net changes in benefit plan assets and obligations	2	—	64	—	66
Net changes in unrealized foreign currency translation	(306)	(155)	—	—	(461)

Other comprehensive income (loss) before income taxes and other comprehensive loss of subsidiaries	(926)	(564)	61	—	(1,429)
Income tax expense (benefit)	(257)	(156)	21	—	(392)

Other comprehensive income (loss), net of taxes, before other comprehensive loss of subsidiaries	(669)	(408)	40	—	(1,037)
Other comprehensive loss of subsidiaries	—	—	(1,077)	1,077	—
Other comprehensive loss	(669)	(408)	(1,037)	1,077	(1,037)
Comprehensive income	$1,997	$590	$2,402	$(2,587)	$2,402

CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (Unaudited)

For the year ended December 31, 2014

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Net income	$2,780	$1,124	$3,692	$(3,904)	$3,692

Other comprehensive income (loss):
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	681	289	6	—	976
Having credit losses recognized in the consolidated statement of income	9	(7)	—	—	2
Net changes in benefit plan assets and obligations	(15)	(8)	(471)	—	(494)
Net changes in unrealized foreign currency translation	(173)	(116)	—	—	(289)

Other comprehensive income (loss) before income taxes and other comprehensive income of subsidiaries	502	158	(465)	—	195
Income tax expense (benefit)	207	81	(163)	—	125

Other comprehensive income (loss), net of taxes, before other comprehensive income of subsidiaries	295	77	(302)	—	70
Other comprehensive income of subsidiaries	—	—	372	(372)	—
Other comprehensive income	295	77	70	(372)	70
Comprehensive income	$3,075	$1,201	$3,762	$(4,276)	$3,762

CONSOLIDATING BALANCE SHEET (Unaudited)

At December 31, 2016

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Assets
Fixed maturities, available for sale, at fair value (amortized cost $59,650)	$42,014	$18,452	$49	$—	$60,515
Equity securities, available for sale, at fair value (cost $504)	169	408	155	—	732
Real estate investments	56	872	—	—	928
Short-term securities	2,447	791	1,627	—	4,865
Other investments	2,569	878	1	—	3,448
Total investments	47,255	21,401	1,832	—	70,488

Cash	141	164	2	—	307
Investment income accrued	441	183	6	—	630
Premiums receivable	4,545	2,177	—	—	6,722
Reinsurance recoverables	5,664	2,623	—	—	8,287
Ceded unearned premiums	536	53	—	—	589
Deferred acquisition costs	1,741	182	—	—	1,923
Deferred taxes	216	224	25	—	465
Contractholder receivables	3,656	953	—	—	4,609
Goodwill	2,578	1,002	—	—	3,580
Other intangible assets	202	66	—	—	268
Investment in subsidiaries	—	—	27,137	(27,137)	—
Other assets	1,973	370	34	—	2,377
Total assets	$68,948	$29,398	$29,036	$(27,137)	$100,245

Liabilities
Claims and claim adjustment expense reserves	$32,168	$15,781	$—	$—	$47,949
Unearned premium reserves	8,575	3,754	—	—	12,329
Contractholder payables	3,656	953	—	—	4,609
Payables for reinsurance premiums	156	117	—	—	273
Debt	693	—	5,744	—	6,437
Other liabilities	4,106	1,239	82	—	5,427
Total liabilities	49,354	21,844	5,826	—	77,024

Shareholders’ equity
Common stock (1,750.0 shares authorized; 279.6 shares issued and outstanding)	—	390	22,614	(390)	22,614
Additional paid-in capital	11,634	6,499	—	(18,133)	—
Retained earnings	7,933	797	32,185	(8,719)	32,196
Accumulated other comprehensive income (loss)	27	(132)	(755)	105	(755)
Treasury stock, at cost (489.5 shares)	—	—	(30,834)	—	(30,834)
Total shareholders’ equity	19,594	7,554	23,210	(27,137)	23,221
Total liabilities and shareholders’ equity	$68,948	$29,398	$29,036	$(27,137)	$100,245

CONSOLIDATING BALANCE SHEET (Unaudited)

At December 31, 2015

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Assets
Fixed maturities, available for sale, at fair value (amortized cost $58,878)	$42,289	$18,323	$46	$—	$60,658
Equity securities, available for sale, at fair value (cost $528)	189	375	141	—	705
Real estate investments	56	933	—	—	989
Short-term securities	1,947	1,178	1,546	—	4,671
Other investments	2,516	930	1	—	3,447
Total investments	46,997	21,739	1,734	—	70,470

Cash	225	153	2	—	380
Investment income accrued	453	185	4	—	642
Premiums receivable	4,336	2,101	—	—	6,437
Reinsurance recoverables	5,849	3,061	—	—	8,910
Ceded unearned premiums	610	46	—	—	656
Deferred acquisition costs	1,660	189	—	—	1,849
Deferred taxes	178	83	35	—	296
Contractholder receivables	3,387	987	—	—	4,374
Goodwill	2,573	1,000	—	—	3,573
Other intangible assets	203	76	—	—	279
Investment in subsidiaries	—	—	27,573	(27,573)	—
Other assets	1,958	344	16	—	2,318
Total assets	$68,429	$29,964	$29,364	$(27,573)	$100,184

Liabilities
Claims and claim adjustment expense reserves	$31,965	$16,330	$—	$—	$48,295
Unearned premium reserves	8,335	3,636	—	—	11,971
Contractholder payables	3,387	987	—	—	4,374
Payables for reinsurance premiums	175	121	—	—	296
Debt	693	—	5,651	—	6,344
Other liabilities	3,958	1,221	127	—	5,306
Total liabilities	48,513	22,295	5,778	—	76,586

Shareholders’ equity
Common stock (1,750.0 shares authorized; 295.9 shares issued and outstanding)	—	390	22,172	(390)	22,172
Additional paid-in capital	11,634	6,499	—	(18,133)	—
Retained earnings	7,888	688	29,933	(8,564)	29,945
Accumulated other comprehensive income (loss)	394	92	(157)	(486)	(157)
Treasury stock, at cost (467.6 shares)	—	—	(28,362)	—	(28,362)
Total shareholders’ equity	19,916	7,669	23,586	(27,573)	23,598
Total liabilities and shareholders’ equity	$68,429	$29,964	$29,364	$(27,573)	$100,184

CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)

For the year ended December 31, 2016

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Cash flows from operating activities
Net income	$2,184	$970	$3,014	$(3,154)	$3,014
Net adjustments to reconcile net income to net cash provided by operating activities	1,085	66	(119)	156	1,188
Net cash provided by operating activities	3,269	1,036	2,895	(2,998)	4,202

Cash flows from investing activities
Proceeds from maturities of fixed maturities	6,589	2,380	6	—	8,975
Proceeds from sales of investments:
Fixed maturities	768	647	2	—	1,417
Equity securities	47	45	—	—	92
Real estate investments	—	69	—	—	69
Other investments	586	253	—	—	839
Purchases of investments:
Fixed maturities	(7,921)	(3,676)	(12)	—	(11,609)
Equity securities	(6)	(42)	(3)	—	(51)
Real estate investments	(1)	(47)	—	—	(48)
Other investments	(453)	(127)	—	—	(580)
Net sales (purchases) of short-term securities	(501)	383	(81)	—	(199)
Securities transactions in course of settlement	12	(32)	(1)	—	(21)
Other	(334)	(10)	—	—	(344)
Net cash used in investing activities	(1,214)	(157)	(89)	—	(1,460)

Cash flows from financing activities
Treasury stock acquired — share repurchase authorization	—	—	(2,400)	—	(2,400)
Treasury stock acquired — net employee share-based compensation	—	—	(72)	—	(72)
Dividends paid to shareholders	—	—	(757)	—	(757)
Payment of debt	—	—	(400)	—	(400)
Issuance of debt	—	—	491	—	491
Issuance of common stock — employee share options	—	—	332	—	332
Dividends paid to parent company	(2,140)	(858)	—	2,998	—
Net cash used in financing activities	(2,140)	(858)	(2,806)	2,998	(2,806)

Effect of exchange rate changes on cash	1	(10)	—	—	(9)
Net increase (decrease) in cash	(84)	11	—	—	(73)
Cash at beginning of year	225	153	2	—	380
Cash at end of year	$141	$164	$2	$—	$307

Supplemental disclosure of cash flow information
Income taxes paid (received)	$737	$287	$(132)	$—	$892
Interest paid	$47	$—	$311	$—	$358

CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)

For the year ended December 31, 2015

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Cash flows from operating activities
Net income	$2,666	$998	$3,439	$(3,664)	$3,439
Net adjustments to reconcile net income to net cash provided by operating activities	(577)	414	330	(172)	(5)
Net cash provided by operating activities	2,089	1,412	3,769	(3,836)	3,434

Cash flows from investing activities
Proceeds from maturities of fixed maturities	7,543	3,563	10	—	11,116
Proceeds from sales of investments:
Fixed maturities	1,227	723	—	—	1,950
Equity securities	25	34	—	—	59
Real estate investments	—	31	—	—	31
Other investments	503	210	—	—	713
Purchases of investments:
Fixed maturities	(8,276)	(3,787)	(27)	—	(12,090)
Equity securities	(3)	(43)	(3)	—	(49)
Real estate investments	(1)	(122)	—	—	(123)
Other investments	(423)	(111)	—	—	(534)
Net sales (purchases) of short-term securities	179	(489)	(16)	—	(326)
Securities transactions in course of settlement	(52)	(61)	—	—	(113)
Acquisition, net of cash acquired	(13)	—	—	—	(13)
Other	(343)	39	—	—	(304)
Net cash provided by (used in) investing activities	366	(13)	(36)	—	317

Cash flows from financing activities
Treasury stock acquired — share repurchase authorization	—	—	(3,150)	—	(3,150)
Treasury stock acquired — net employee share-based compensation	—	—	(74)	—	(74)
Dividends paid to shareholders	—	—	(739)	—	(739)
Payment of debt	—	—	(400)	—	(400)
Issuance of debt	—	—	392	—	392
Issuance of common stock — employee share options	—	—	183	—	183
Excess tax benefits from share-based payment arrangements	—	—	55	—	55
Dividends paid to parent company	(2,450)	(1,383)	—	3,833	—
Capital contributions, loans and other transactions between subsidiaries	—	(3)	—	3	—
Net cash used in financing activities	(2,450)	(1,386)	(3,733)	3,836	(3,733)

Effect of exchange rate changes on cash	(1)	(11)	—	—	(12)
Net increase in cash	4	2	—	—	6
Cash at beginning of year	221	151	2	—	374
Cash at end of year	$225	$153	$2	$—	$380

Supplemental disclosure of cash flow information
Income taxes paid (received)	$1,032	$384	$(209)	$—	$1,207
Interest paid	$47	$—	$318	$—	$365

CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)

For the year ended December 31, 2014

(in millions)	TPC	Other Subsidiaries	TRV	Eliminations	Consolidated

Cash flows from operating activities
Net income	$2,780	$1,124	$3,692	$(3,904)	$3,692
Net adjustments to reconcile net income to net cash provided by operating activities	343	(293)	118	(167)	1
Net cash provided by operating activities	3,123	831	3,810	(4,071)	3,693

Cash flows from investing activities
Proceeds from maturities of fixed maturities	6,625	4,258	11	—	10,894
Proceeds from sales of investments:
Fixed maturities	595	453	1	—	1,049
Equity securities	111	43	4	—	158
Real estate investments	1	14	—	—	15
Other investments	477	378	—	—	855
Purchases of investments:
Fixed maturities	(6,856)	(4,465)	(4)	—	(11,325)
Equity securities	(3)	(42)	(7)	—	(52)
Real estate investments	(22)	(26)	—	—	(48)
Other investments	(405)	(149)	—	—	(554)
Net purchases of short-term securities	(268)	(223)	(7)	—	(498)
Securities transactions in course of settlement	44	38	—	—	82
Acquisition, net of cash acquired	(9)	(3)	—		(12)
Other	(350)	(8)	—	—	(358)
Net cash provided by (used in) investing activities	(60)	268	(2)	—	206

Cash flows from financing activities
Treasury stock acquired — share repurchase authorization	—	—	(3,275)	—	(3,275)
Treasury stock acquired — net employee share-based compensation	—	—	(57)	—	(57)
Dividends paid to shareholders	—	—	(729)	—	(729)
Issuance of common stock — employee share options	—	—	195	—	195
Excess tax benefits from share-based payment arrangements	—	—	57	—	57
Dividends paid to parent company	(2,978)	(1,093)	—	4,071	—
Net cash used in financing activities	(2,978)	(1,093)	(3,809)	4,071	(3,809)

Effect of exchange rate changes on cash	(1)	(9)	—	—	(10)
Net increase (decrease) in cash	84	(3)	(1)	—	80
Cash at beginning of year	137	154	3	—	294
Cash at end of year	$221	$151	$2	$—	$374

Supplemental disclosure of cash flow information
Income taxes paid (received)	$947	$336	$(136)	$—	$1,147
Interest paid	$47	$—	$318	$—	$365